Note 13 - Other Liabilities (Details Textual)		12 Months Ended
	Nov. 01, 2025 CAD ($)	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Statement Line Items [Line Items]
Cash outflow for leases		$ 1,300,000
Lease liabilities		2,668,000	$ 3,035,000
Lease commencement [member]
Statement Line Items [Line Items]
Lease term	7
Not later than one year [member]
Statement Line Items [Line Items]
Lease liabilities		611,000
Not later than one year [member] | Lease commencement [member]
Statement Line Items [Line Items]
Lease liabilities	$ 168,000
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Lease liabilities		2,600,000
Later than one year and not later than five years [member] | Lease commencement [member]
Statement Line Items [Line Items]
Lease liabilities	920,000
Later than five years [member]
Statement Line Items [Line Items]
Lease liabilities		$ 54,000
Later than five years [member] | Lease commencement [member]
Statement Line Items [Line Items]
Lease liabilities	$ 425,000
Bottom of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)		3 years
Top of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)		5 years